Business Combination (FY) (Details Textual) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2017	May 19, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Business Acquisition [Line Items]
Total consideration in cash	$ 15,826,000
Ownership interest (as a percent)	74.00%
Pro forma, nonrecurring costs	$ 38,000,000
Pro forma, revenue of acquiree since acquisition date, actual							$ 5,000,000
Pro forma information, earnings (loss) since acquisition date, actual							200,000
Pro forma revenue							24,900,000
Pro forma net income (loss)							947,000
Atlantic Capital Bank, N.A. [Member]
Business Acquisition [Line Items]
Total consideration in cash		$ 1,183,007
Pro forma, revenue of acquiree since acquisition date, actual			$ 381,000		$ 754,000		903,311
Pro forma information, earnings (loss) since acquisition date, actual			105,000		194,000		$ 63,385
Capstone Bancshares Inc. [Member]
Business Acquisition [Line Items]
Total consideration in cash	$ 15,826,000
Exchange of shares	0.85
Cash payment per share (in dollars per share)	$ 18.50
Percentage of common stock consideration transferred	80.00%
Percentage of cash consideration transferred	20.00%
Pro forma, revenue of acquiree since acquisition date, actual			7,600,000		14,500,000
Pro forma information, earnings (loss) since acquisition date, actual			$ 3,400,000		$ 6,000,000
Pro forma revenue				$ 6,200,000		$ 12,500,000
Pro forma net income (loss)				$ 237,000		$ 473,000